Summary of Significant Accounting Policies (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2024	May 31, 2024	Mar. 31, 2024	Aug. 16, 2022	Jan. 19, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Cash						13,597		13,597		264,538	$ 392,446
Operating expenses			$ 260,000					260,000
Offering costs					$ 17,204,107
Temporary equity					16,699,058
Stockholders’ equity					$ 505,049
Deferred offering cost
FDIC Coverage						$ 250,000		$ 250,000		$ 250,000
Effective tax rate						8.99%	186.87%	3.48%	27.88%	29.45%	48.16%
Statutory tax rate				1.00%		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits
Interest and penalties						$ 3,224		$ 3,224
Warrants exercisable (in Shares)						28,850,000		28,850,000		28,850,000
Sponsor [Member]
Summary of Significant Accounting Policies [Line Items]
Sponsor advanced	$ 25,000	$ 245,000